7. ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations, Beginning	$ 128,301	$ 138,049
Accretion expense	6,566	13,622
Liabilities settled	0	0
Change in estimated obligations	0	0
Asset retirement obligations, Ending	134,867	151,671
Less: current retirement obligations			$ 0	$ 0
Change due to foreign exchange	3,861	(23,370)
Long-term asset retirement obligations	$ 128,301	$ 138,049	$ 138,728	$ 128,301